Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,521,000
Previously Paid Amount	0.00
Total Fee Amount	900.55
Total Offset Amount	0.00
Net Fee	900.55
Narrative - Max Aggregate Offering Price	$ 6,521,000
Final Prospectus	true